UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22445

PINNACLE CAPITAL MANGMENT FUNDS TRUST
 (Exact Name of Registrant as Specified in Charter)

100 Limestone Plaza, Fayetteville, New York 13066
 (Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (315) 234-9716

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Steven R. Pickard Pinnacle Capital Management, LLC 100 Limestone Plaza Fayetteville, NY 13066 (315) 234-9716	John H. Lively The Law Offices of John H. Lively& Associates, Inc. 2041 West 141st Terrace, Suite 119 Leawood, KS 66224 (913) 660-0778

Registrant’s Telephone Number, including Area Code:  315-234-9716

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Pinnacle Capital Management Balanced Fund
	Schedule of Investments
	January 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 62.83%

Accident & Health Insurance - 2.17%
781	Aflac, Inc.	44,970

Agricultural Chemicals - 2.79%
72	Agrium, Inc.	6,364
33	CF Industries Holdings, Inc.	4,456
214	Monsanto Co.	15,703
187	Mosaic Co.	15,154
91	Potash Corp. of Saskatchewan, Inc.	16,178
		57,855
Air Courier Services - 2.13%
490	FedEx Corp.	44,257

Aircraft Engines & Engine Parts - 2.17%
555	United Technologies Corp.	45,122

Ball & Roller Bearings - 2.12%
934	Timken Co.	43,917

Biological Products (No Diagnostic Substances) - 2.19%
839	Life Technologies Corp. *	45,549

Communications Equipment, NEC - 1.18%
5,126	China Security & Surveillance Technology, Inc. *	24,451

Computer & Office Equipment - 4.37%
984	Hewlett Packard Co.	44,959
282	International Business Machines Corp.	45,684
		90,643
Computer Peripheral Equipment, NEC - 2.18%
4,255	Xerox Corp.	45,188

Computer Storage Devices - 2.20%
1,838	EMC Corp. *	45,748

Construction Machinery & Equipment - 2.48%
473	Caterpillar, Inc.	45,886
117	CNH Global NV	5,666
		51,552
Crude Petroleum & Natural Gas - 2.36%
410	Apache Corp.	48,938

Electronic & Other Electrical Equipment - 2.16%
2,229	General Electric Co.	44,892

Farm Machinery & Equipment - 0.74%
169	Deere & Co.	15,362

Fats & Oils - 0.61%
67	Bunge Ltd.	4,561
251	Archer Daniels Midland Co.	8,200
		12,761
Food & Kindred Products - 3.43%
851	Kraft Foods, Inc.	26,015
1,561	Unilever Plc ADR	45,285
		71,300
General Industrial Machinery & Equipment, NEC - 2.44%
913	Pall Corp.	50,589

Grain Mill Products - 2.16%
890	Kellogg Co.	44,767

Meat Products - 2.18%
2,715	Brasil Food S.A. ADR	45,204

Paperboard Mills - 2.19%
1,891	Temple Inland, Inc.	45,365

Pharmaceutical Preparations - 4.32%
1,935	Mylan, Inc. *	44,815
820	Teva Pharmaceutical Industries Ltd. ADR	44,813
		89,628
Pumps & Pumping Equipment -2.17%
766	ITT Corp.	45,133

Refuse Systems - 2.17%
1,189	Waste Management, Inc.	45,027

Semiconductors & Related Devices - 2.17%
2,096	Intel Corp.	44,980

Services-Computer Integrated Systems Design - 1.25%
467	Caci International, Inc. *	25,914

Services-Miscellaneous Amusement & Recreation - 2.17%
1,158	Walt Disney Co.	45,011

Services-Prepackaged Software - 4.34%
961	Intuit, Inc. *	45,100
1,620	Microsoft Corp.	44,915
		90,015

TOTAL FOR COMMON STOCKS (Cost $1,309,706) - 62.83%		$ 1,304,138

TOTAL INVESTMENTS (Cost $1,309,706) - 62.83%		$ 1,304,138

OTHER ASSETS LESS LIABILITIES - 37.17%		771,633

NET ASSETS - 100.00%		$ 2,075,771

ADR- American Depository Receipt.
* Non-income producing security during the period

NOTES TO FINANCIAL STATEMENTS
Pinnacle Capital Management Balanced Fund
1. SECURITY TRANSACTIONS

At January 31, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,309,706 amounted to $5,567, which consisted of aggregate gross unrealized appreciation of $11,726 and aggregate gross unrealized depreciation of $17,293.

2. SECURITY VALUATION

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

All investments in securities are recorded at their estimated fair value.  The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,304,138	$0	$0	$1,304,138
Cash Equivalents	$0	$0	$0	$0
Total	$1,304,138	$0	$0	$1,304,138

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST

By /s/Steven R. Pickard

 Steven R. Pickard

 President and Trustee

Date: March 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.